Business Segment and Geographical Information - Distribution of Interest Income by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Interest income	$ 6,859	$ 4,759	$ 2,346
Ireland
Segment Reporting Information [Line Items]
Interest income	3,674	2,620	1,084
Rest of Europe
Segment Reporting Information [Line Items]
Interest income	2,242	1,750	1,222
U.S.
Segment Reporting Information [Line Items]
Interest income	111	17	16
Other
Segment Reporting Information [Line Items]
Interest income	$ 832	$ 372	$ 24